Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term receivable (included in other assets)	$ (3,235)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liability (see Note 13)	16,728
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability (see Note 14)	964
Long term receivable (included in other assets)	3,235
Foreign exchange contract liability (included in other current liabilities)	$ 74	$ 12